Commitments And Contingencies (Details) - USD ($)		4 Months Ended	9 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies
Registration arrangement consideration (per unit)		$ 0.35	$ 0.35
Registration arrangement consideration			$ 8,050,000
Costs reimbursed by underwriters		$ 750,000	$ 750,000
Public Offering
Commitments and Contingencies
Number of units issued	23,000,000
Share price per share	$ 10.00
Public Offering | Anchor investors
Commitments and Contingencies
Number of units issued			1,980,000
Share price per share			$ 494.56
Indirect beneficial interest, shares			142,187